Description on Plan - Schedule of non-elective employer contributions vest (Details) - EBP 007	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Tranche One [Member]
EBP, Description of Plan [Line Items]
Years of service	1 year
Employee Benefit Plan, Vesting Percentage	0.00%
Share-Based Payment Arrangement, Tranche Two [Member]
EBP, Description of Plan [Line Items]
Years of service	2 years
Employee Benefit Plan, Vesting Percentage	20.00%
Share-Based Payment Arrangement, Tranche Three [Member]
EBP, Description of Plan [Line Items]
Years of service	3 years
Employee Benefit Plan, Vesting Percentage	40.00%
Share-Based Payment Arrangement, Tranche Four [Member]
EBP, Description of Plan [Line Items]
Years of service	4 years
Employee Benefit Plan, Vesting Percentage	66.00%
Share-Based Payment Arrangement, Tranche Five [Member]
EBP, Description of Plan [Line Items]
Years of service	5 years
Employee Benefit Plan, Vesting Percentage	100.00%